Subsequent Events (Details Narrative) - USD ($)		6 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Proceeds from Related Party Debt		$ 374,473	$ 7,670
Evolve Bank [Member]
Debt forgiveness	$ 103,900
Rennova Health Inc [Member]
Proceeds from Related Party Debt		$ 374,473